UNIT-BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended			7 Months Ended	12 Months Ended				7 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common Units Long-term Incentive Plan	Dec. 31, 2013 Phantom Units	Dec. 31, 2012 Phantom Units	Dec. 31, 2011 Phantom Units	Apr. 30, 2013 DFW Net Profits Interests holder	Dec. 31, 2013 DFW Net Profits Interests	Dec. 31, 2012 DFW Net Profits Interests	Dec. 31, 2011 DFW Net Profits Interests	May 01, 2013 DFW Net Profits Interests	Apr. 30, 2013 SMLP Restricted Units	Dec. 31, 2013 SMP Net Profits Interests	Dec. 31, 2012 SMP Net Profits Interests	Dec. 31, 2011 SMP Net Profits Interests	Dec. 31, 2009 Maximum DFW Net Profits Interests	Dec. 31, 2009 Maximum SMP Net Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units reserved for issuance pursuant to LTIP				5,000,000.0
Units available for future issuance				4,700,000
Award vesting period					3 years									5 years
Unrecognized non-cash compensation expense					$ 3,600,000
Remaining expected weighted-average vesting period of recognition of incremental non-cash compensation expense					2 years 7 months 31 days
Units forfeited, assumed (in shares)					0
Other disclosures
Portion of membership interests authorized for issuance, percent																	5.00%	7.50%
Number of holders of net profit interest								7
Payment to acquire vested net profit interests	11,957,000	0	0					12,200,000
Restricted units exchanged for unvested net profit interests													7,393
Nonvested phantom and restricted units (in shares)					283,682	131,558	0					0
Period of recognition of compensation expense									4 years
Non-cash compensation expense - prior periods (in dollars)										600,000					500,000
Compensation expense due to modification										1,400,000
Portion of membership interests issued, percent														6.355%
Portion of membership interests forfeited, percent														0.00%
Non-cash compensation expense									$ 17,000	$ 688,000	$ 2,171,000			$ 490,000	$ 919,000	$ 1,269,000